August 3, 2010

VIA ELECTRONIC FILING

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:

Bragg Capital Trust, File Numbers 333-85850 and 811-21073

Ladies and Gentlemen:

On behalf of Bragg Capital Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 13 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the Queens Road Value Fund and Queens Road Small Cap Value Fund (the “Funds”).  The main purpose of the filing is to provide updating information for the Funds and to conform the prospectus to comply with the new form N1-A statutory and summary prospectus requirements.

If you have any questions concerning this filing please contact JoAnn M. Strasser at (513) 352-6725.

Very truly yours,

/s/ Thompson Hine LLP

THOMPSON HINE LLP